Shareholder Fees - Hilton Tactical Income Fund	Dec. 29, 2021 USD ($)
Investor Class
Shareholder Fees:
Redemption Fee (as a percentage of amount redeemed on shares redeemed within 30 days of purchase, if applicable)	$ 1.00
Institutional Class
Shareholder Fees:
Redemption Fee (as a percentage of amount redeemed on shares redeemed within 30 days of purchase, if applicable)	$ 1.00